Income taxes - Summary of Breakdown For Deferred Tax Assets and Deferred Tax Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	€ 108,210	€ 71,901
Recognized in profit and loss	12,583	33,263
Recognized in comprehensive income/(loss)	(103)	0
Exchange differences and other	3,937	3,311
Disposition		(265)
Balance at the ending	124,627	108,210
Deferred tax assets | Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	4,665	3,900
Recognized in profit and loss	352	626
Recognized in comprehensive income/(loss)	(85)	0
Exchange differences and other	(138)	142
Disposition		(3)
Balance at the ending	4,794	4,665
Deferred tax assets | Property plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	11,107	10,124
Recognized in profit and loss	(1,668)	1,245
Recognized in comprehensive income/(loss)	0	0
Exchange differences and other	439	0
Disposition		(262)
Balance at the ending	9,878	11,107
Deferred tax assets | Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	2,585	2,289
Recognized in profit and loss	722	121
Recognized in comprehensive income/(loss)	0	0
Exchange differences and other	(43)	175
Disposition		0
Balance at the ending	3,264	2,585
Deferred tax assets | Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	3,246	3,297
Recognized in profit and loss	(85)	(51)
Recognized in comprehensive income/(loss)	0	0
Exchange differences and other	68	0
Disposition		0
Balance at the ending	3,229	3,246
Deferred tax assets | Provision for obsolete inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	42,772	33,793
Recognized in profit and loss	11,095	6,082
Recognized in comprehensive income/(loss)	0	0
Exchange differences and other	2,227	2,897
Disposition		0
Balance at the ending	56,094	42,772
Deferred tax assets | Tax provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	2,851	4,114
Recognized in profit and loss	1,463	(1,360)
Recognized in comprehensive income/(loss)	0	0
Exchange differences and other	(667)	97
Disposition		0
Balance at the ending	3,647	2,851
Deferred tax assets | Financial assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	1,533	1,477
Recognized in profit and loss	(84)	56
Recognized in comprehensive income/(loss)	0	0
Exchange differences and other	147	0
Disposition		0
Balance at the ending	1,596	1,533
Deferred tax assets | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	36,766	9,794
Recognized in profit and loss	100	26,972
Recognized in comprehensive income/(loss)	0	0
Exchange differences and other	4,756	0
Disposition		0
Balance at the ending	41,622	36,766
Deferred tax assets | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	2,685	3,113
Recognized in profit and loss	688	(428)
Recognized in comprehensive income/(loss)	(18)	0
Exchange differences and other	(2,852)	0
Disposition		0
Balance at the ending	503	2,685
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	53,844	70,728
Recognized in profit and loss	1,030	16,083
Recognized in comprehensive income/(loss)	3,436	(64)
Exchange differences and other	2,224	2,979
Disposition		(35,882)
Balance at the ending	60,534	53,844
Deferred tax liabilities | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	5,944	4,327
Recognized in profit and loss	1,783	1,683
Recognized in comprehensive income/(loss)	2,278	(66)
Exchange differences and other	1,941	0
Disposition		0
Balance at the ending	11,946	5,944
Deferred tax liabilities | Property plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	0	23,391
Recognized in profit and loss	452	9,288
Recognized in comprehensive income/(loss)	0	0
Exchange differences and other	(4)	1,844
Disposition		(34,523)
Balance at the ending	448	0
Deferred tax liabilities | Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	19	1,195
Recognized in profit and loss	420	183
Recognized in comprehensive income/(loss)	0	0
Exchange differences and other	18	0
Disposition		(1,359)
Balance at the ending	457	19
Deferred tax liabilities | Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	45,420	40,039
Recognized in profit and loss	(202)	4,246
Recognized in comprehensive income/(loss)	0	0
Exchange differences and other	83	1,135
Disposition		0
Balance at the ending	45,301	45,420
Deferred tax liabilities | Financial assets fair value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	2,461	1,776
Recognized in profit and loss	(1,423)	683
Recognized in comprehensive income/(loss)	1,158	2
Exchange differences and other	186	0
Disposition		0
Balance at the ending	€ 2,382	€ 2,461